COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of debt and obligations

	Maturity	Interest	December 31,
	Date	Rate	2016	2015

Senior secured term notes	29-Jul-18	LIBOR + 9.75%	$15,620,759	$20,513,892
Less: debt discount			(1,425,167)	(2,150,263)

Total senior-term notes, net of discount			$14,195,592	$18,363,629

	Maturity	Interest	December 31,
	Date	Rate	2016	2015

Convertible Note	10-Oct-18	11.00%	$500,000	$500,000
Less: debt discount			—	(5,849)

Total convertible note			$500,000	$494,151

	Maturity	Late	December 31,
	Date	Fee	2016	2015
iRunway trade payable	On Demand	1.5% per month	$191,697	$494,244

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Note payable	31-Jan-17	NA	$103,000	$—

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Sichenzia trade payable	On Demand	NA	$—	$45,000

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Medtech LLC note payable	On Demand	28.00%	$—	$2,953,779

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Afco financing	On Demand	4.82%	$—	$56,258

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Siemens	30-Sep-17	NA	$1,672,924	$—

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Dominion Harbor	15-Oct-17	NA	$125,000	$200,000

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Oil & Gas	On Demand	NA	$944,296	$—

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
3dnano Liscense Fee	31-Jan-17	NA	$100,000	$—

Schedule of notes payable
	2016	2015
Total	$17,832,509	$22,607,061
Less: current portion	(13,162,007)	(10,383,177)

Total, net of current portion	$4,670,502	$12,223,884

Schedule of maturities of senior and sub combined debt
2017	$14,014,411
2018	5,243,265
Total	$19,257,676

Schedule of future minimum lease payments

Minimum future lease payments under this lease at December 31, 2016, net of the rent abatement, for the next five years are as follows:

2017	$71,288
2018	74,540
2019	77,872
2020	81,336
2021	27,504

Total	$332,540

Schedule of pending lawsuits against defendants

As of December 31, 2016, the Company is involved into a total of 7 lawsuits against defendants in the following jurisdictions:

United States
District of Delaware	5
Central District of California	1
Eastern District of Michigan	1